Construction contract expenses (Details Textual) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
PGN LNG [Member]
Construction Contract Expenses [Line Items]
Standard and Extended Product Warranty Accrual	$ 0.2	$ 0.3	$ 2.0